BUSINESS COMBINATION (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Fair Value of Consideration
Cash	$ 12,500
Equity Instruments (1.8m ADSs)	3,960
Contingent Consideration Arrangement	6,760
Fair Value of Consideration	23,220
Non-current assets
Property, plant and equipment	1,569
Other intangible assets	9,360
Financial assets	9
Total non-current assets	10,938
Current assets
Inventory	1,296
Other receivables	135
Total current assets	1,431
Current liabilities
Trade and other payables	(50)
Total current liabilities	(50)
Non-current liabilities
Deferred tax liability	(1,170)
Total non-current liabilities	(1,170)
Identifiable net assets	11,149
Goodwill on acquisition	12,071
Consideration settled in cash	12,500
Acquisition costs charged to expenses	1,516
Net cash paid relating to the acquisition	$ 14,016